Provisions - Schedule of Changes in Provisions (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of provisions [line items]
Balance at the beginning of the year	R$ 750,024	R$ 553,155
Provisions recognized	1,369,759	171,701
Utilized provisions	(427,138)	(62,653)
Amortization of financial expense	85,999	57,064
Foreign exchanges variations	34,708	87,821
Balance at the ending of the year	1,813,352	750,024
Current	323,441
Non-current	1,489,911	713,941	R$ 553,155
Return of aircrafts and engines [Member]
Disclosure of provisions [line items]
Balance at the beginning of the year	669,041	479,957
Provisions recognized	139,652	44,199
Utilized provisions	(333,420)
Amortization of financial expense	67,366	57,064
Foreign exchanges variations	28,036	87,821
Balance at the ending of the year	570,675	669,041
Current	68,888
Non-current	501,787
Provision for taxes ,civil and labor risks[member]
Disclosure of provisions [line items]
Balance at the beginning of the year	80,983	73,198
Provisions recognized	100,241	70,438
Utilized provisions	(93,718)	(62,653)
Foreign exchanges variations	0
Balance at the ending of the year	87,506	R$ 80,983
Non-current	87,506
Provision for onerous contract [member]
Disclosure of provisions [line items]
Provisions recognized	1,129,866
Utilized provisions	0
Amortization of financial expense	18,633
Foreign exchanges variations	6,672
Balance at the ending of the year	1,155,171
Current	254,553
Non-current	R$ 900,618